Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-220-9902

February 19, 2007

David Lyon
Securities and Exchange Commission
Washington, D.C. 20549

Re:   Globalink, Ltd.
      SB-2, filed amendment number 6, filed February 13, 2007
      File Number 333-133961

Dear Mr. Lyon:

In response to your letter dated February 15, 2007, please note the following:

General
1. Please sure that time sensitive information in your amendment is still correct. We note, for example, the statement on page 5 that your website will be developed by February 2007. Is this correct? Is your security ownership information still correct? The information in your filing must be correct at the time of acceleration.

Please note, the statement on page 5 had been updated in the prior amendment to state that the website will be developed by May 2007. It is being further updated in this amendment to June
2007.

All other time sensitive information is correct.


Audited Financial Statements
2. The emphasis of matter paragraph in the auditor's opinion states that management has elected to revalue the shares issued to management and that the restatement constitutes a change in accounting estimate.
A change in accounting estimate as defined in paragraph 2(d) of SFAS 154, is a revision to the assumptions used in a particular methodology to estimate assets or liabilities based on new expectations or the availability of new information. The change to your financial statements resulted from a mistake in the application of GAAP, therefore, the restatement constitutes a correction of an error and not a change in estimate. Please have your auditor revise the emphasis of matter paragraph to appropriately characterize the restatement as a correction of an error, or advise.

The emphasis of matter paragraph has been revised as follows:

As explained in Note 1 to these financial statements management has elected to revalue the stock given to officers and directors for services. This revaluation has been accounted for as a correction of an error and they have been restated as shown in the Note 1. We concur in this restatement.

3. Please revise all references to the restatement from a change in estimate to correction of an error in the financial statements in response to the above comment and include all appropriate disclosures under SFAS 154.

All references to the restatement have been made and all appropriate disclosures under SFAS 154 have been made.

4. The going concern paragraph in the auditor's report appears to contain additional language, which is prohibited by AU section 341.13. Please have your auditor revise the language in the going concern paragraph to remove the conditional language. Specifically, conditional language is not appropriate.

The conditional language has been revised.

5. Please have your auditor revise the audit report to include an opinion paragraph. Refer to Item 2-02(c) of Regulation S-X.

The following opinion paragraph has been added to the audit report.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GLOBALINK, LTD., a development stage company, as of December 31, 2006 and the results of its operations and its cash flows for the period then ended in conformity with generally accepted accounting principles accepted in the United States of America.

6. Please revise throughout the document to present EPS rounded to the nearest whole cent.

The document has been revised to present EPS rounded to the nearest whole cent.

Exhibit 23.
7.  We note that the auditor's report is dated January 25, 2007.
However, the consent is dated January 12, 2007. Please have your auditor provide an updated consent that is dated subsequent to the date of the audit report.

The auditor's consent was dated subsequent to the date of the audit report. The incorrect date was inserted during the edgarization process. An updated consent has been provided.


Thank you for your time and consideration in this matter.

/s/Jody M. Walker
---------------------------
Jody M. Walker